UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 15.9%
Automobiles & Components — 1.7%
646,000	Cooper Tire & Rubber Co.[2]	$ 12,680,980

Consumer Durables & Apparel — 1.6%
360,178	G-III Apparel Group Ltd.[1,2]	11,302,386

Consumer Services — 4.4%
401,000	Churchill Downs, Inc.	14,323,720
272,250	Steiner Leisure Ltd.[1]	10,372,725
190,500	Vail Resorts, Inc.[1]	7,147,560

		31,844,005

Media — 1.6%
650,800	National CineMedia, Inc.	11,649,320

Retailing — 6.6%
2,902,900	Charming Shoppes, Inc.[1,2]	10,218,208
499,100	Group 1 Automotive, Inc.[1,2]	14,913,108
1,069,300	Talbots, Inc.[1,2]	14,007,830
327,149	Vitamin Shoppe, Inc.[1]	8,980,240

		48,119,386

Total Consumer Discretionary		115,596,077

Consumer Staples — 2.9%
Food, Beverage & Tobacco — 2.9%
496,590	Lance, Inc.	10,577,367
186,950	Ralcorp Holdings, Inc.[1]	10,932,836

Total Consumer Staples		21,510,203

Energy — 3.8%
2,350,400	Advantage Oil & Gas Ltd.[1]	14,831,024
765,200	Patterson-UTI Energy, Inc.	13,069,616

Total Energy		27,900,640

Financials — 12.7%
Banks — 9.6%
610,700	Columbia Banking System, Inc.	12,000,255
1,020,200	First Commonwealth Financial Corp.	5,560,090
643,800	FNB Corp.[2]	5,510,928
640,600	MB Financial, Inc.	10,390,532
632,700	Old National Bancorp[2]	6,643,350
713,700	Oritani Financial Corp.	7,122,726
4,597,165	Popular, Inc.[1]	13,331,778
618,000	Washington Federal, Inc.	9,430,680

		69,990,339

Diversified Financials — 1.6%
441,400	KBW, Inc.[2]	11,299,840

Insurance — 1.5%
248,600	Platinum Underwriters Holdings Ltd.	10,819,072

Total Financials		92,109,251

Health Care — 8.3%
Health Care Equipment & Services — 6.1%
1,066,000	Conmed Corp.[1,2]	23,889,060

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
244,300	Cooper Cos., Inc. (The)[2]	$ 11,291,546
339,900	Cyberonics, Inc.[1,2]	9,068,532

		44,249,138

Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
709,950	BioMarin Pharmaceutical, Inc.[1,2]	15,867,382

Total Health Care		60,116,520

Industrials — 17.0%
Capital Goods — 12.0%
68,200	A. O. Smith Corp.[2]	3,948,098
172,700	Ameron International Corp.	11,736,692
473,200	Chicago Bridge & Iron Co. N.V.[1]	11,569,740
305,000	CIRCOR International, Inc.	9,638,000
276,393	Cubic Corp.[2]	11,276,835
424,300	EnerSys, Inc.[1]	10,594,771
145,900	Esterline Technologies Corp.[1]	8,349,857
335,400	MasTec, Inc.[1]	3,461,328
463,500	Moog, Inc. — Class A1	16,458,885

		87,034,206

Commercial & Professional Services — 5.0%
419,415	G & K Services, Inc. — Class A	9,587,827
463,800	Geo Group, Inc. (The)[1,2]	10,829,730
445,100	Korn/Ferry International[1]	7,361,954
1,443,838	SFN Group, Inc.[1]	8,677,466

		36,456,977

Total Industrials		123,491,183

Information Technology — 26.4%
Semiconductors & Semiconductor Components — 4.9%
2,265,900	Atmel Corp.[1]	18,036,564
419,400	Ultratech, Inc.[1]	7,171,740
1,309,600	Verigy Ltd.[1]	10,647,048

		35,855,352

Software & Services — 9.7%
191,300	Acxiom Corp.[1]	3,034,018
4,201,100	Art Technology Group, Inc.[1]	17,350,543
1,188,750	Monster Worldwide, Inc.[1,2]	15,406,200
1,596,600	S1 Corp.[1]	8,318,286
761,500	Sapient Corp.	9,115,155
699,000	Take-Two Interactive Software, Inc.[1,2]	7,087,860
658,500	TeleTech Holdings, Inc.[1]	9,772,140

		70,084,202

Technology Hardware & Equipment — 11.8%
2,631,600	Brightpoint, Inc.[1]	18,394,884
570,200	Checkpoint Systems, Inc.[1]	11,603,570
348,200	Ciena Corp.[1,2]	5,421,474
813,500	CommScope, Inc.[1]	19,312,490
1,384,948	Intermec, Inc.[1,2]	16,979,462

CRM Funds

1

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
1,042,100	Smart Technologies, Inc. — Class A1,2	$ 14,120,455

		85,832,335

Total Information Technology		191,771,889

Materials — 5.0%
404,100	A. Schulman, Inc.	8,142,615
801,704	Calgon Carbon Corp.[1]	11,624,708
192,200	Carpenter Technology Corp.	6,479,062
169,371	Greif, Inc. — Class A	9,965,790

Total Materials		36,212,175

Telecommunication Services — 2.3%
743,028	Syniverse Holdings, Inc.[1]	16,844,445

Total Telecommunication Services		16,844,445

Utilities — 1.6%
408,450	UIL Holdings Corp.	11,501,952

Total Utilities		11,501,952

Total Common Stock (Cost $631,502,820)		697,054,335

Short-Term Investments — 5.3%
19,227,795	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	19,227,795
19,227,794	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	19,227,794

Total Short-Term Investments (Cost $38,455,589)		38,455,589

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.2% (Cost $669,958,409)		735,509,924

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 9.0%
232,522	Bank of Montreal Time Deposit	$ 232,522
232,522	Barclays Time Deposit	232,522
17,439,177	Citibank Time Deposit	17,439,177
197,644	Credit Suisse Time Deposit	197,644
18,838,267	Institutional Money Market Trust	18,838,267
2,084,864	KBC Bank Time Deposit	2,084,864
197,644	Nova Scotia Time Deposit	197,644
14,532,587	Societe Generale Commerical Paper	14,532,587
11,626,056	UBS Delaware Commercial Paper	11,626,056

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $65,381,283)		65,381,283

Total Investments — 110.2% (Cost $735,339,692)[3]		800,891,207	[4]
Liabilities in Excess of Other Assets — (10.2%)		(74,192,544)

Total Net Assets — 100.0%		$726,698,663

CRM Funds

2

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$697,054,335	$697,054,335	—	—
Short-Term Investments	38,455,589	38,455,589	—	—
Short-Term Investments Held as Collateral for Loaned Securities	65,381,283	65,381,283	—	—

Total	$800,891,207	$800,891,207	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $744,690,481. At September 30, 2010, net unrealized appreciation was $56,200,726. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $90,267,628, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $34,066,902.

[4]

At September 30, 2010, the market value of securities on loan for the Small Cap Value Fund was $62,992,086. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

3

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares		Value
Common Stock — 95.4%
Consumer Discretionary — 7.6%
Consumer Durables & Apparel — 6.4%
437,000	Carter’s, Inc.[1]	$ 11,506,210
119,000	Mohawk Industries, Inc.[1,2]	6,342,700
213,000	Stanley Black & Decker, Inc.	13,052,640
114,900	Warnaco Group, Inc. (The)[1]	5,874,837

		36,776,387

Media — 1.2%
711,250	Interpublic Group of Cos., Inc. (The)[1]	7,133,837

Total Consumer Discretionary		43,910,224

Consumer Staples — 4.0%
Food, Beverage & Tobacco — 2.6%
142,850	Hansen Natural Corp.[1]	6,659,667
142,800	Ralcorp Holdings, Inc.[1]	8,350,944

		15,010,611

Household & Personal Products — 1.4%
275,471	Nu Skin Enterprises, Inc. — Class A	7,933,565

Total Consumer Staples		22,944,176

Energy — 5.8%
374,150	Denbury Resources, Inc.[1,2]	5,945,243
328,650	EQT Corp.	11,851,119
591,000	Patterson-UTI Energy, Inc.	10,094,280
183,800	Rowan Cos., Inc.[1]	5,580,168

Total Energy		33,470,810

Financials — 13.3%
Banks — 8.0%
244,000	Comerica, Inc.[2]	9,064,600
537,700	Fifth Third Bancorp	6,468,531
2,821,800	Popular, Inc.[1]	8,183,220
216,050	SunTrust Banks, Inc.	5,580,572
1,028,000	TFS Financial Corp.	9,447,320
668,500	Umpqua Holdings Corp.[2]	7,580,790

		46,325,033

Diversified Financials — 1.0%
167,500	Lazard Ltd. — Class A2	5,875,900

Insurance — 2.1%
111,400	Allied World Assurance Co.
	Holdings Ltd.	6,304,126
374,400	Fidelity National Financial, Inc. — Class A	5,881,824

		12,185,950

Real Estate — 2.2%
38,600	Jones Lang LaSalle, Inc.	3,330,022
193,000	Rayonier, Inc.	9,673,160

		13,003,182

Total Financials		77,390,065

Shares		Value
Health Care — 11.5%
Health Care Equipment & Services — 9.5%
168,600	C.R. Bard, Inc.	$ 13,729,098
489,100	CareFusion Corp.[1]	12,149,244
394,750	CIGNA Corp.	14,124,155
193,400	Cooper Cos., Inc. (The)[2]	8,938,948
254,500	Omnicare, Inc.	6,077,460

		55,018,905

Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
523,200	BioMarin Pharmaceutical, Inc.[1,2]	11,693,520

Total Health Care		66,712,425

Industrials — 19.0%
Capital Goods — 8.5%
442,100	Aecom Technology Corp.[1]	10,725,346
277,450	Brady Corp. — Class A	8,093,217
365,900	Moog, Inc. — Class A1	12,993,109
288,400	Pentair, Inc.	9,698,892
417,500	Quanta Services, Inc.[1]	7,965,900

		49,476,464

Commercial & Professional Services — 8.1%
385,700	Avery Dennison Corp.	14,317,184
122,450	Dun & Bradstreet Corp.[2]	9,078,443
467,600	Equifax, Inc.	14,589,120
165,100	Manpower, Inc.	8,618,220

		46,602,967

Transportation — 2.4%
574,300	Avis Budget Group, Inc.[1,2]	6,690,595
691,000	Hertz Global Holdings, Inc.[1,2]	7,317,690

		14,008,285

Total Industrials		110,087,716

Information Technology — 15.6%
Semiconductors & Semiconductor Equipment — 4.0%
2,197,840	LSI Corp.[1]	10,022,150
274,700	Netlogic Microsystems, Inc.[1,2]	7,576,226
754,150	ON Semiconductor Corp.[1]	5,437,422

		23,035,798

Software & Services — 9.2%
179,600	Alliance Data Systems Corp.[1,2]	11,720,696
388,850	BMC Software, Inc.[1]	15,740,648
1,258,750	Monster Worldwide, Inc.[1,2]	16,313,400
493,190	Parametric Technology Corp.[1]	9,636,933

		53,411,677

Technology Hardware & Equipment — 2.4%
591,350	CommScope, Inc.[1]	14,038,649

Total Information Technology		90,486,124

Materials — 8.8%
256,022	Albemarle Corp.	11,984,390
439,600	Calgon Carbon Corp.[1]	6,374,200
98,550	FMC Corp.	6,741,805

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Shares		Value
Materials — (continued)
134,050	Greif, Inc. — Class A	$ 7,887,502
116,500	International Flavors & Fragrances, Inc.	5,652,580
542,600	Sealed Air Corp.	12,197,648

Total Materials		50,838,125

Telecommunication Services — 2.2%
565,700	Syniverse Holdings, Inc.[1]	12,824,419

Total Telecommunication Services		12,824,419

Utilities — 7.6%
565,450	American Water Works Co., Inc.	13,158,021
464,100	CMS Energy Corp.[2]	8,363,082
160,200	Northeast Utilities	4,737,114
847,300	NV Energy, Inc.	11,141,995
238,300	UIL Holdings Corp.	6,710,528

Total Utilities		44,110,740

Total Common Stock (Cost $503,622,149)		552,774,824

Short-Term Investments — 6.7%
19,268,559	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	19,268,559
19,268,559	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	19,268,559

Total Short-Term Investments (Cost $38,537,118)		38,537,118

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 102.1% (Cost $542,159,267)		591,311,942

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 14.3%
295,733	Bank of Montreal Time Deposit	$ 295,733
295,733	Barclays Time Deposit	295,733
22,179,982	Citibank Time Deposit	22,179,982
251,373	Credit Suisse Time Deposit	251,373
23,959,412	Institutional Money Market Trust	23,959,412
2,651,630	KBC Bank Time Deposit	2,651,630
251,373	Nova Scotia Time Deposit	251,373
18,483,241	Societe Generale Commerical Paper	18,483,241
14,786,576	UBS Delaware Commercial Paper	14,786,577

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $83,155,054)		83,155,054

Total Investments — 116.4% (Cost $625,314,321)[3]		674,466,996	[4]
Liabilities in Excess of Other Assets — (16.4%)		(95,123,992)

Total Net Assets — 100.0%		$579,343,004

CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010 (Unaudited)

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$552,774,824	$552,774,824	—	—
Short-Term Investments	38,537,118	38,537,118	—	—
Short-Term Investments Held as Collateral for Loaned Securities	83,155,054	83,155,054	—	—

Total	$674,466,996	$674,466,996	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $633,794,934. At September 30, 2010, net unrealized appreciation was $40,672,062. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $57,502,872, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $16,830,810.

[4]

At September 30, 2010, the market value of securities on loan for the Small/Mid Cap Value Fund was $78,743,278. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares		Value
Common Stock — 95.9%
Consumer Discretionary — 13.3%
Consumer Durables & Apparel — 6.2%
754,400	Mohawk Industries, Inc.[1,2]	$ 40,209,520
4,004,650	Newell Rubbermaid, Inc.[2]	71,322,816
1,245,111	Stanley Black & Decker, Inc.	76,300,402
266,600	Whirlpool Corp.	21,583,936

		209,416,674

Media — 6.0%
1,729,168	Omnicom Group, Inc.[2]	68,267,553
3,705,200	Viacom, Inc. — Class B	134,091,188

		202,358,741

Retailing — 1.1%
925,700	Guess?, Inc.[2]	37,611,191

Total Consumer Discretionary		449,386,606

Consumer Staples — 8.0%
Food & Staples Retailing — 2.3%
3,535,400	Kroger Co. (The)	76,576,764

Food, Beverage & Tobacco — 5.7%
2,375,100	Coca-Cola Enterprises, Inc.	73,628,100
1,545,400	ConAgra Foods, Inc.	33,906,076
639,500	Mead Johnson Nutrition Co.	36,393,945
1,027,100	Molson Coors Brewing Co. — Class B	48,499,662

		192,427,783

Total Consumer Staples		269,004,547

Energy — 9.2%
1,986,800	Baker Hughes, Inc.	84,637,680
797,500	Cameron International Corp.[1]	34,260,600
2,650,500	Denbury Resources, Inc.[1,2]	42,116,445
1,402,700	EQT Corp.	50,581,362
1,966,900	Nexen, Inc.[2]	39,534,690
3,478,100	Weatherford International Ltd.[1]	59,475,510

Total Energy		310,606,287

Financials — 10.9%
Banks — 2.5%
4,133,000	Fifth Third Bancorp	49,719,990
1,327,600	SunTrust Banks, Inc.	34,291,908

		84,011,898

Diversified Financials — 4.2%
692,900	Ameriprise Financial, Inc.	32,794,957
1,249,600	Invesco Ltd.[2]	26,529,008
2,851,900	NYSE Euronext	81,478,783

		140,802,748

Insurance — 3.6%
1,064,600	Allstate Corp. (The)	33,588,130
4,004,721	XL Group PLC[2,3]	86,742,257

		120,330,387

Shares		Value
Financials — (continued)
Real Estate — 0.6%
1,220,900	CB Richard Ellis Group, Inc. — Class A1	$ 22,318,052

Total Financials		367,463,085

Health Care — 12.9%
Health Care Equipment & Services — 12.9%
973,437	C.R. Bard, Inc.	79,266,975
2,186,800	CareFusion Corp.[1]	54,320,112
3,461,500	St. Jude Medical, Inc.[1]	136,175,410
1,416,100	Stryker Corp.[2]	70,875,805
1,801,100	Zimmer Holdings, Inc.[1]	94,251,563

Total Health Care		434,889,865

Industrials — 11.3%
Capital Goods — 5.7%
1,961,731	Cooper Industries PLC[3]	95,987,498
141,700	Precision Castparts Corp.[2]	18,045,495
2,087,635	Tyco International Ltd.[2]	76,678,833

		190,711,826

Commercial & Professional Services — 5.6%
2,230,200	Avery Dennison Corp.	82,785,024
761,256	Dun & Bradstreet Corp.	56,439,520
962,344	Manpower, Inc.	50,234,357

		189,458,901

Total Industrials		380,170,727

Information Technology — 13.1%
Semiconductors & Semiconductor Equipment — 1.7%
12,655,468	LSI Corp.[1]	57,708,934

Software & Services — 10.6%
955,800	Alliance Data Systems Corp.[1,2]	62,375,508
1,580,100	Amdocs Ltd.[1]	45,285,666
2,420,434	BMC Software, Inc.[1]	97,979,168
920,200	Check Point Software Technologies Ltd.[1,2]	33,982,986
2,219,229	Parametric Technology Corp.[1]	43,363,735
401,900	Red Hat, Inc.[1]	16,477,900
3,373,754	Western Union Co. (The)	59,614,233

		359,079,196

Technology Hardware & Equipment — 0.8%
884,500	Tyco Electronics Ltd.	25,845,090

Total Information Technology		442,633,220

Materials — 8.1%
703,750	Air Products & Chemicals, Inc.	58,284,575
1,323,000	Allegheny Technologies, Inc.[2]	61,453,350
2,778,900	Crown Holdings, Inc.[1]	79,643,274
451,300	Eastman Chemical Co.[2]	33,396,200
577,900	FMC Corp.	39,534,139

Total Materials		272,311,538

Utilities — 9.1%
1,854,720	American Electric Power Co., Inc.	67,196,506

CRM Funds

1

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010 (Unaudited)

Shares		Value
Utilities — (continued)
3,050,987	CMS Energy Corp.[2]	$ 54,978,786
1,932,300	Edison International	66,451,797
429,800	Entergy Corp.	32,892,594
1,068,000	Public Service Enterprise Group, Inc.	35,329,440
958,100	Sempra Energy[2]	51,545,780

Total Utilities		308,394,903

Total Common Stock (Cost $2,800,971,505)		3,234,860,778

Short-Term Investments — 4.8%
81,768,693	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	81,768,693
81,768,693	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	81,768,693

Total Short-Term Investments (Cost $163,537,386)		163,537,386

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.7% (Cost $2,964,508,891)		3,398,398,164

Short-Term Investments Held As Collateral For Loaned Securities — 12.3%
1,471,745	Bank of Montreal Time Deposit	1,471,745
1,471,744	Barclays Time Deposit	1,471,744
110,380,842	Citibank Time Deposit	110,380,842
1,250,983	Credit Suisse Time Deposit	1,250,983
119,236,348	Institutional Money Market Trust	119,236,348
13,196,097	KBC Bank Time Deposit	13,196,097
1,250,983	Nova Scotia Time Deposit	1,250,983
91,983,651	Societe Generale Commerical Paper	91,983,651
73,586,839	UBS Delaware Commercial Paper	73,586,839

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $413,829,232)		413,829,232

	Value
Total Investments — 113.0% (Cost $3,378,338,123)[4]	$3,812,227,396	[5]
Liabilities in Excess of Other Assets — (13.0%)	(437,250,983)

Total Net Assets — 100.0%	$3,374,976,413

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$3,234,860,778	$3,234,860,778	—	—
Short-Term Investments	163,537,386	163,537,386	—	—
Short-Term Investments Held as Collateral for Loaned Securities	413,829,232	413,829,232	—	—

Total	$3,812,227,396	$3,812,227,396	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $3,422,129,423 . At September 30, 2010, net unrealized appreciation was $390,097,973 . This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $452,012,540 , and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $61,914,567.

[5]

At September 30, 2010, the market value of securities on loan for the Mid Cap Value Fund was $396,878,740. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

CRM Funds

2

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares		Value
Common Stock — 95.3%
Consumer Discretionary — 9.6%
Consumer Durables & Apparel — 2.3%
17,100	Stanley Black & Decker, Inc.	$ 1,047,888

Consumer Services — 3.4%
25,500	Carnival Corp.	974,355
7,800	McDonald’s Corp.	581,178

		1,555,533

Media — 3.9%
50,600	Viacom, Inc. — Class B	1,831,214

Total Consumer Discretionary		4,434,635

Consumer Staples — 13.7%
Food & Staples Retailing — 5.6%
54,400	CVS Caremark Corp.	1,711,968
41,500	Kroger Co. (The)	898,890

		2,610,858

Food, Beverage & Tobacco — 7.1%
39,200	Coca-Cola Enterprises, Inc.	1,215,200
12,400	Kellogg Co.	626,324
9,500	Mead Johnson Nutrition Co.	540,645
13,700	PepsiCo, Inc.	910,228

		3,292,397

Household & Personal Products — 1.0%
7,400	Procter & Gamble Co. (The)	443,778

Total Consumer Staples		6,347,033

Energy — 9.4%
26,100	Baker Hughes, Inc.	1,111,860
7,400	Exxon Mobil Corp.	457,246
13,600	Occidental Petroleum Corp.	1,064,880
54,100	Talisman Energy, Inc.	946,209
44,200	Weatherford International Ltd.[1]	755,820

Total Energy		4,336,015

Financials — 9.7%
Banks — 2.5%
45,100	Wells Fargo & Co.	1,133,363

Diversified Financials — 3.7%
66,900	Bank of America Corp.	877,059
29,900	NYSE Euronext	854,243

		1,731,302

Insurance — 3.5%
15,700	Prudential Financial, Inc.	850,626
35,400	XL Group PLC[2]	766,764

		1,617,390

Total Financials		4,482,055

Health Care — 13.4%
Health Care Equipment & Services — 12.4%
16,100	Baxter International, Inc.	768,131
11,500	C.R. Bard, Inc.	936,445
30,000	Covidien PLC[2]	1,205,700

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
46,400	St. Jude Medical, Inc.[1]	$ 1,825,376
19,200	Stryker Corp.	960,960

		5,696,612

Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
13,800	Roche Holding AG, ADR[3]	470,994

Total Health Care		6,167,606

Industrials — 10.3%
Capital Goods — 8.8%
19,000	Cooper Industries PLC[2]	929,670
64,000	General Electric Co.	1,040,000
31,600	Tyco International Ltd.	1,160,668
12,900	United Technologies Corp.	918,867

		4,049,205

Commercial & Professional Services — 1.5%
13,700	Manpower, Inc.	715,140

Total Industrials		4,764,345

Information Technology — 19.4%
Software & Services — 14.9%
11,900	Accenture PLC[2]	505,631
34,400	BMC Software, Inc.[1]	1,392,512
3,565	Google, Inc. — Class A1	1,874,441
26,900	Microsoft Corp.	658,781
12,500	Visa, Inc. — Class A	928,250
46,200	Western Union Co. (The)	816,354
48,230	Yahoo!, Inc.[1]	683,419

		6,859,388

Technology Hardware & Equipment — 4.5%
47,800	Cisco Systems, Inc.[1]	1,046,820
24,800	Hewlett-Packard Co.	1,043,336

		2,090,156

Total Information Technology		8,949,544

Materials — 1.7%
9,600	Air Products & Chemicals, Inc.	795,072

Total Materials		795,072

Utilities — 8.1%
21,700	American Electric Power Co., Inc.	786,191
26,400	Edison International	907,896
5,900	Entergy Corp.	451,527
14,700	NextEra Energy, Inc.	799,533
14,500	Sempra Energy	780,100

Total Utilities		3,725,247

Total Common Stock (Cost $39,588,472)		44,001,552

CRM Funds

1

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010 (Unaudited)

Shares		Value
Short-Term Investments — 5.0%
1,151,160	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$1,151,160
1,151,160	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,151,160

Total Short-Term Investments (Cost $2,302,320)		2,302,320

Total Investments — 100.3% (Cost $41,890,792)[4]		46,303,872
Liabilities in Excess of Other Assets — (0.3%)		(131,520)

Total Net Assets — 100.0%		$46,172,352

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$44,001,552	$44,001,552	—	—
Short-Term Investments	2,302,320	2,302,320	—	—

Total	$46,303,872	$46,303,872	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.
[4]

The cost for Federal income tax purposes was $42,650,203. At September 30, 2010, net unrealized appreciation was $3,653,669. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,896,856, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,243,187.

CRM Funds

2

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares		Value
Common Stock — 97.2%
Consumer Discretionary — 9.8%
Consumer Durables & Apparel — 2.3%
7,400	Stanley Black & Decker, Inc.	$ 453,472

Media — 5.2%
29,700	Interpublic Group of Cos., Inc. (The)[1]	297,891
20,800	Viacom, Inc. — Class B	752,752

		1,050,643

Retailing — 2.3%
15,600	Group 1 Automotive, Inc.[1]	466,128

Total Consumer Discretionary		1,970,243

Consumer Staples — 8.1%
Food & Staples Retailing — 3.0%
19,300	CVS Caremark Corp.	607,371

Food, Beverage & Tobacco — 5.1%
13,750	Coca-Cola Enterprises, Inc.	426,250
11,100	Kraft Foods, Inc. — Class A	342,546
4,500	Ralcorp Holdings, Inc.[1]	263,160

		1,031,956

Total Consumer Staples		1,639,327

Energy — 8.8%
62,700	Advantage Oil & Gas Ltd.[1]	395,637
11,500	Baker Hughes, Inc.	489,900
2,600	Rowan Cos., Inc.[1]	78,936
23,350	Talisman Energy, Inc.	408,392
23,750	Weatherford International Ltd.[1]	406,125

Total Energy		1,778,990

Financials — 9.5%
Banks — 3.4%
21,100	Columbia Banking System, Inc.	414,615
10,800	Wells Fargo & Co.	271,404

		686,019

Diversified Financials — 2.0%
30,750	Bank of America Corp.	403,132

Insurance — 4.1%
6,350	Prudential Financial, Inc.	344,043
22,300	XL Group PLC[2]	483,018

		827,061

Total Financials		1,916,212

Health Care — 13.3%
Health Care Equipment & Services — 11.2%
4,450	C.R. Bard, Inc.	362,364
9,400	Conmed Corp.[1]	210,654
7,000	Cooper Cos., Inc. (The)	323,540
8,800	Omnicare, Inc.	210,144
19,700	St. Jude Medical, Inc.[1]	774,998
7,400	Stryker Corp.	370,370

		2,252,070

Shares		Value
Health Care — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 2.1%
19,250	BioMarin Pharmaceutical, Inc.[1]	$ 430,237

Total Health Care		2,682,307

Industrials — 10.1%
Capital Goods — 8.5%
8,300	Cooper Industries PLC[2]	406,119
24,700	General Electric Co.	401,375
12,200	Moog, Inc. — Class A1	433,222
12,800	Tyco International Ltd.	470,144

		1,710,860

Commercial & Professional Services — 1.6%
8,500	Avery Dennison Corp.	315,520

Total Industrials		2,026,380

Information Technology — 24.1%
Semiconductors & Semiconductor Equipment — 1.8%
78,650	LSI Corp.[1]	358,644

Software & Services — 15.6%
5,000	Accenture PLC[2]	212,450
6,200	Alliance Data Systems Corp.[1]	404,612
79,700	Art Technology Group, Inc.[1]	329,161
10,000	BMC Software, Inc.[1]	404,800
1,185	Google, Inc. — Class A1	623,061
38,600	Monster Worldwide, Inc.[1]	500,256
48,600	S1 Corp.[1]	253,206
5,500	Visa, Inc. — Class A	408,430

		3,135,976

Technology Hardware & Equipment — 6.7%
22,300	CommScope, Inc.[1]	529,402
10,000	Hewlett-Packard Co.	420,700
32,600	Intermec, Inc.[1]	399,676

		1,349,778

Total Information Technology		4,844,398

Materials — 5.4%
4,750	Air Products & Chemicals, Inc.	393,395
6,700	Allegheny Technologies, Inc.	311,215
13,000	Crown Holdings, Inc.[1]	372,580

Total Materials		1,077,190

Telecommunication Services — 2.4%
21,050	Syniverse Holdings, Inc.[1]	477,204

Total Telecommunication Services		477,204

Utilities — 5.7%
11,900	American Electric Power Co., Inc.	431,137
11,500	Edison International	395,485
11,500	UIL Holdings Corp.	323,840

Total Utilities		1,150,462

Total Common Stock (Cost $18,037,610)		19,562,713

CRM Funds

1

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010 (Unaudited)

Shares		Value
Short-Term Investments — 6.0%
610,195	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$ 610,195
610,196	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	610,196

Total Short-Term Investments (Cost $1,220,391)		1,220,391

Total Investments — 103.2% (Cost $19,258,001)[3]		20,783,104
Liabilities in Excess of Other Assets — (3.2%)		(653,837)

Total Net Assets — 100.0%		$20,129,267

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$19,562,713	$19,562,713	—	—
Short-Term Investments	1,220,391	1,220,391	—	—

Total	$20,783,104	$20,783,104	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]

The cost for Federal income tax purposes was $19,379,087. At September 30, 2010, net unrealized appreciation was $1,404,017. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,702,280, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $298,263.

CRM Funds

2

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares		Value
Common Stock — 94.0%
Bermuda — 3.3%
35,150	Seadrill Ltd.	$ 1,015,445
46,900	XL Group PLC[2]	1,015,854

Total Bermuda		2,031,299

Brazil — 7.6%
62,800	Cosan SA Industria e Comercio	926,411
72,600	PDG Realty SA Empreendimentos e Participacoes	863,305
37,950	Petroleo Brasileiro SA, ADR[3]	1,376,447
54,400	Vale SA, ADR[3]	1,509,600

Total Brazil		4,675,763

Canada — 8.5%
29,700	Pacific Rubiales Energy Corp.[1]	835,087
29,200	Petrominerales Ltd.	708,077
46,900	RONA, Inc.[1]	606,249
36,600	Suncor Energy, Inc.	1,191,661
52,200	Talisman Energy, Inc.	913,208
25,100	Teck Resources Ltd. — Class B	1,032,396

Total Canada		5,286,678

China — 4.2%
39,300	CNinsure, Inc., ADR[3]	918,441
333,500	Great Wall Motor Co. Ltd. — Class H	902,647
620,000	Shenzhou International Group Holdings Ltd.	757,535

Total China		2,578,623

France — 3.0%
11,700	Technip SA	940,893
8,980	Vallourec SA	892,075

Total France		1,832,968

Germany — 1.6%
7,535	Linde AG	980,781

Total Germany		980,781

Hong Kong — 1.6%
698,000	Noble Group Ltd.	1,003,133

Total Hong Kong		1,003,133

Ireland — 1.6%
89,775	Charter International PLC[2]	978,728

Total Ireland		978,728

Japan — 10.9%
49,200	Bridgestone Corp.	896,421
49,000	JGC Corp.	850,515
35,700	Komatsu Ltd.	828,781
60,300	Kuraray Co. Ltd.	761,334
57,800	Nikon Corp.	1,071,806
53,100	Nissan Chemical Industries Ltd.	598,552
52,600	Seiko Epson Corp.	797,065
82,100	Shinko Electric Industries Co. Ltd.	907,742

Shares		Value
Japan — (continued)
Total Japan		$ 6,712,216

Netherlands — 2.5%
24,645	Imtech N.V.	782,314
71,690	ING Groep N.V.[1]	743,737

Total Netherlands		1,526,051

Singapore — 2.8%
279,000	SembCorp Marine Ltd.	833,754
192,000	Wilmar International Ltd.	877,439

Total Singapore		1,711,193

South Africa — 1.4%
34,985	Impala Platinum Holdings Ltd.	903,454

Total South Africa		903,454

South Korea — 1.3%
1,760	POSCO	796,457

Total South Korea		796,457

Sweden — 1.5%
141,850	Swedish Orphan Biovitrum AB1	944,916

Total Sweden		944,916

Switzerland — 1.1%
19,300	Tyco International Ltd.	708,889

Total Switzerland		708,889

United Arab Emirates — 1.6%
144,760	Dragon Oil PLC[1,2]	1,001,140

Total United Arab Emirates		1,001,140

United Kingdom — 7.9%
44,395	Antofagasta PLC[2]	861,985
99,475	Cairn Energy PLC[1,2]	708,817
25,800	Standard Chartered PLC[2]	740,061
71,885	Travis Perkins PLC[1,2]	952,512
35,920	Weir Group PLC (The)[2]	802,949
32,395	Whitbread PLC[2]	826,439

Total United Kingdom		4,892,763

United States — 31.6%
42,600	Bank of America Corp.	558,486
21,750	BMC Software, Inc.[1]	880,440
7,550	C.R. Bard, Inc.	614,797
17,000	Carnival Corp.	649,570
22,000	Coca-Cola Enterprises, Inc.	682,000
29,200	CommScope, Inc.[1]	693,208
20,400	Crown Holdings, Inc.[1]	584,664
28,950	CVS Caremark Corp.	911,056
56,400	General Electric Co.	916,500
2,100	Google, Inc. — Class A1	1,104,159
9,800	Greif, Inc. — Class A	576,632
18,600	Hewlett-Packard Co.	782,502
177,300	LSI Corp.[1]	808,488
11,400	Manpower, Inc.	595,080
23,800	Microsoft Corp.	582,862

CRM Funds

1

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010 (Unaudited)

Shares		Value
United States — (continued)
57,600	Monster Worldwide, Inc.[1]	$ 746,496
23,500	Netlogic Microsystems, Inc.[1]	648,130
10,800	Prudential Financial, Inc.	585,144
24,400	St. Jude Medical, Inc.[1]	959,896
13,200	Stanley Black & Decker, Inc.	808,896
33,200	Syniverse Holdings, Inc.[1]	752,644
35,100	UIL Holdings Corp.	988,416
29,200	Viacom, Inc. — Class B	1,056,748
10,000	Visa, Inc. — Class A	742,600
23,500	Wells Fargo & Co.	590,555
13,000	Zimmer Holdings, Inc.[1]	680,290

Total United States		19,500,259

Total Common Stock (Cost $54,089,187)		58,065,311

Preferred Stock — 1.6%
Brazil — 1.6%
16,100	Ultrapar Participacoes SA
(Cost $689,627)		967,047

Short-Term Investments — 4.0%
1,236,518	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	1,236,518
1,236,517	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,236,517

Total Short-Term Investments (Cost $2,473,035)		2,473,035

Total Investments — 99.6% (Cost $57,251,849)[4]		61,505,393
Other Assets in Excess of Liabilities — 0.4%		223,966

Total Net Assets — 100.0%		$61,729,359

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$58,065,311	$58,065,311	—	—
Preferred Stock	967,047	967,047	—	—
Short-Term Investments	2,473,035	2,473,035	—	—

Total	$61,505,393	$61,505,393	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at September 30, 2010 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $19,657,184.

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	ADR — American Depository Receipt.
[4]

The cost for Federal income tax purposes was $57,494,229 . At September 30, 2010, net unrealized appreciation was $4,011,164 . This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,633,321 , and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,622,157.

CRM Funds

2

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

Shares		Value
Common Stock — 93.7%
Bermuda — 1.6%
5,500	Seadrill Ltd.	$ 158,889

Total Bermuda		158,889

Brazil — 14.2%
12,900	All America Latina Logistica SA	131,592
2,900	Cia Hering	126,112
10,200	Cosan SA Industria e Comercio	150,468
8,020	Hypermarcas SA1	123,049
27,400	JBS SA	118,053
15,300	Mills Estruturas e Servicos de Engenharia SA1	152,006
11,500	PDG Realty SA Empreendimentos e Participacoes	136,750
6,000	Petroleo Brasileiro SA, ADR[2]	217,620
7,940	Vale SA, ADR[2]	220,335

Total Brazil		1,375,985

Canada — 9.5%
3,500	Gildan Activewear, Inc.[1]	98,445
4,700	Pacific Rubiales Energy Corp.[1]	132,152
4,500	Petrominerales Ltd.	109,121
7,400	RONA, Inc.[1]	95,656
5,720	Suncor Energy, Inc.	186,238
8,000	Talisman Energy, Inc.	139,955
3,900	Teck Resources Ltd. — Class B	160,412

Total Canada		921,979

China — 5.5%
27,200	China Pacific Insurance Group Co. Ltd. — Class H	102,190
7,400	CNinsure, Inc., ADR[2]	172,938
52,500	Great Wall Motor Co. Ltd. — Class H	142,096
97,000	Shenzhou International Group Holdings Ltd.	118,518

Total China		535,742

Finland — 1.7%
6,070	Sampo OYJ — A Shares	163,926

Total Finland		163,926

France — 3.1%
1,815	Technip SA	145,959
1,550	Vallourec SA	153,977

Total France		299,936

Germany — 4.0%
1,290	Fresenius SE	103,265
2,300	Henkel AG & Co. KGaA	123,538
1,195	Linde AG	155,545

Total Germany		382,348

Hong Kong — 1.6%
106,454	Noble Group Ltd.	152,991

Total Hong Kong		152,991

Shares		Value
India — 1.1%
3,580	Punjab National Bank Ltd.	$ 103,030

Total India		103,030

Ireland — 4.3%
15,490	Charter International PLC[3]	168,872
4,410	DCC PLC[3]	126,251
3,375	Kerry Group PLC — Class A3	118,406

Total Ireland		413,529

Japan — 17.2%
7,500	Bridgestone Corp.	136,650
8,500	Capcom Co. Ltd.	133,283
7,000	JGC Corp.	121,502
5,500	Komatsu Ltd.	127,683
9,400	Kuraray Co. Ltd.	118,682
8,500	Nikon Corp.	157,619
10,400	Nissan Chemical Industries Ltd.	117,231
3,690	Santen Pharmaceutical Co. Ltd.	127,789
8,500	Seiko Epson Corp.	128,803
13,000	Shinko Electric Industries Co. Ltd.	143,735
1,000	SMC Corp.	131,888
7,800	Stanley Electric Co. Ltd.	124,269
1,600	Towa Pharmaceutical Co. Ltd.	90,177

Total Japan		1,659,311

Luxembourg — 1.6%
3,950	Tenaris SA, ADR[2]	151,759

Total Luxembourg		151,759

Netherlands — 2.6%
4,165	Imtech N.V.	132,211
11,605	ING Groep N.V.[1]	120,394

Total Netherlands		252,605

Singapore — 2.8%
43,000	SembCorp Marine Ltd.	128,499
32,000	Wilmar International Ltd.	146,240

Total Singapore		274,739

South Africa — 1.5%
5,540	Impala Platinum Holdings Ltd.	143,065

Total South Africa		143,065

South Korea — 1.5%
320	POSCO	144,810

Total South Korea		144,810

Spain — 1.1%
3,280	Viscofan SA	108,120

Total Spain		108,120

Sweden — 1.6%
23,660	Swedish Orphan Biovitrum AB1	157,608

Total Sweden		157,608

CRM Funds

1

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2010 (Unaudited)

Shares		Value
Switzerland — 1.0%
2,185	Aryzta AG	$ 95,614

Total Switzerland		95,614

United Arab Emirates — 1.6%
22,955	Dragon Oil PLC[1,3]	158,754

Total United Arab Emirates		158,754

United Kingdom — 14.6%
8,395	AMEC PLC[3]	130,030
6,890	Antofagasta PLC[3]	133,778
26,280	Ashmore Group PLC[3]	138,133
16,151	Cairn Energy PLC[1,3]	115,085
5,905	Croda International PLC[3]	137,472
7,115	Diageo PLC[3]	122,499
5,445	Smiths Group PLC[3]	104,268
4,265	Standard Chartered PLC[3]	122,340
11,055	Travis Perkins PLC[1,3]	146,484
5,705	Weir Group PLC (The)[3]	127,529
5,245	Whitbread PLC[3]	133,807

Total United Kingdom		1,411,425

Total Common Stock (Cost $7,714,460)		9,066,165

Preferred Stock — 1.5%
Brazil — 1.5%
2,490	Ultrapar Participacoes SA
(Cost $84,013)		149,562

Short-Term Investments — 3.8%
184,312	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	184,312
184,312	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	184,312

Total Short-Term Investments (Cost $368,624)		368,624

Total Investments — 99.0% (Cost $8,167,097)[4]		9,584,351
Other Assets in Excess of Liabilities — 1.0%		92,836

Total Net Assets — 100.0%		$9,677,187

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$9,066,165	$9,066,165	—	—
Preferred Stock	149,562	149,562	—	—
Short-Term Investments	368,624	368,624	—	—

Total	$9,584,351	$9,584,351	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at September 30, 2010 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $4,864,041.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $8,194,708. At September 30, 2010, net unrealized appreciation was $1,389,643. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,491,458, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $101,815.

CRM Funds

2

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     CRM Mutual Fund Trust

By (Signature and Title)*     /s/ Ronald H. McGlynn

 Ronald H. McGlynn, President and Chief Executive Officer

 (Principal Executive Officer)

Date                                                                                  November 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Ronald H. McGlynn

 Ronald H. McGlynn, President and Chief Executive Officer

 (Principal Executive Officer)

Date                                                                                  November 4, 2010

By (Signature and Title)*     /s/ Carlos A. Leal

 Carlos A. Leal, Treasurer and Chief Financial Officer

 (Principal Financial Officer)

Date                                                                                  November 3, 2010

*	Print the name and title of each signing officer under his or her signature.